GOODWILL, SOFTWARE AND OTHER INTANGIBLES (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2017 USD ($)
Goodwill [Line Items]
Goodwill, opening	€ 5		€ 8
Reclassification to Long-lived assets held for sale	0		(3)
Net additions and foreign exchange differences	0		0
Impairment/write-offs	0		0
Goodwill, closing	5	$ 6	5
Software And Other Intangibles [Line Items]
Gross carrying amount	711		657
Accumulated amortization	(579)		(540)
Net book value	132		117	$ 159
Insurance
Goodwill [Line Items]
Goodwill, opening	0		3
Reclassification to Long-lived assets held for sale			(3)
Net additions and foreign exchange differences			0
Impairment/write-offs			0
Goodwill, closing			0
Other
Goodwill [Line Items]
Goodwill, opening	5		5
Reclassification to Long-lived assets held for sale	0		0
Net additions and foreign exchange differences	0		0
Impairment/write-offs	0		0
Goodwill, closing	5		5
Software
Software And Other Intangibles [Line Items]
Gross carrying amount	563		522
Accumulated amortization	(463)		(428)
Net book value	100		94
Other Intangible
Software And Other Intangibles [Line Items]
Gross carrying amount	148		135
Accumulated amortization	(116)		(112)
Net book value	€ 32		€ 23